Other Financial Liabilities - Credit Facilities And Senior Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Financial Liabilities
Long-term debt and other financial liabilities	$ 278,724	$ 322,891
Total other financial liabilities	278,724	322,891
Less deferred financing fees	(1,651)	(2,174)
Total other financial liabilities, net of deferred financing fees	277,073	320,717
Less current portion, net of deferred financing fees	(43,710)	(43,644)
Long-term other financial liabilities, net of current portion and deferred financing fees	$ 233,363	$ 277,073